Commitments And Contingencies (Schedule Of Capacity Payments Due Under The QF Contracts Discount) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum [Member] Qualifying Facilities [Member]	Dec. 31, 2012 Minimum [Member] Qualifying Facilities [Member]
Long-term Purchase Commitment [Line Items]
2013	$ 35
2014	27
2015	24
2016	22
2017	18
Thereafter	20
Total fixed capacity payments	146
Less: amount representing interest	21
Present value of fixed capacity payments	125
Capital lease expiration dates of contracts			2014-04-01	2021-09-01
Present value of fixed capacity payments, portion classified as current liabilities	29	36
Present value of fixed capacity payments, portion classified as noncurrent liabilities	96	212
Capitalized asset for fixed capacity payments for corresponding assets	125	248
Capitalized asset for fixed capacity payments, accumulated amortization	$ 148	$ 160